Document and Entity Information	May 31, 2017
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 01, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Sep. 28, 2017
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PKIXX
PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PGAXX
PNC GOVERNMENT MONEY MARKET FUND | Advisor Class
Prospectus:
Trading Symbol	PAGXX